Other (Loss) Gain (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Gain (Loss) [Abstract]
Reduction of obligation to renounce flow-through exploration expenditures	$ 2.3	$ 1.3
Unrealized gains on non-hedged derivatives	(0.3)	1.6
Fair value adjustment on prepayment option embedded derivative	0.0	9.5
Loss on disposal of assets	(1.9)	(4.6)
Interest income	2.5	2.1
Reclamation, care and maintenance	(3.8)	0.0
Transaction costs	(1.3)	0.0
Other	1.9	(2.3)
Other gains (losses)	$ (0.6)	$ 7.6